UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23620

John Hancock GA Senior Loan Trust

(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Heidi Knapp

Treasurer

197 Clarendon Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-378-1870

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

John Hancock GA Senior Loan Trust
Semi-Annual Report
June 30, 2024

John Hancock GA Senior Loan Trust
June 30, 2024

John Hancock GA Senior Loan Trust
Portfolio summary 6-30-24 (unaudited)

Portfolio Composition as of 6-30-24 (% of total investments)
Senior loans	96.8
Short-term investments	3.2
Percentages include unfunded loan commitments.
Top 10 Issuers as of 6-30-24 (% of total investments)
The Smilist DSO LLC	2.3
Diverzify Intermediate LLC	2.3
4M Capital, Ltd.	2.3
Xenon Arc, Inc.	2.3
WWEC Holdings III Corp.	2.3
Security Services Acquisition Sub Corp.	2.1
In Vitro Sciences LLC	2.1
M&D Midco, Inc.	2.1
SBP Holding LP	2.0
Crane Engineering Sales LLC	2.0
TOTAL	21.8
Cash and cash equivalents are not included. Percentages include unfunded loan commitments.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 115.5%				$711,217,799
(Cost $710,890,141)
Consumer discretionary 17.1%				105,321,314
Automobile components 1.6%
Paint Intermediate III LLC, 2022 USD Revolver (Prime rate + 4.750% and 3 month CME Term SOFR + 5.500%) (C)	11.782	10-07-27	990,991	990,991
Paint Intermediate III LLC, 2022 USD Term Loan B1 (3 month CME Term SOFR + 5.500%)	10.930	10-06-28	8,873,874	8,918,243
Diversified consumer services 7.4%
Capital Construction LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.250%)	10.679	10-22-26	5,221,978	5,248,088
Capital Construction LLC, Revolver (C)	—	10-22-26	824,176	824,176
Capital Construction LLC, Term Loan (1 month CME Term SOFR + 5.250%)	10.679	10-22-26	3,852,335	3,871,597
Leap Service Partners LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	10.314	03-15-29	5,269,830	5,243,481
Leap Service Partners LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	10.330	03-15-29	1,760,836	1,752,032
Leap Service Partners LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	10.339	03-15-29	4,918,015	4,893,425
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (3 month CME Term SOFR + 7.150%)	12.452	12-09-26	1,898,306	1,898,306
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month CME Term SOFR + 7.150%)	12.452	12-09-26	1,536,154	1,536,154
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (3 month CME Term SOFR + 7.150%)	12.452	12-09-26	5,473,750	5,473,750
Perennial Services Group LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	10.943	09-07-29	6,295,411	6,295,411
Perennial Services Group LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	10.943	09-07-29	1,582,278	1,582,278
Perennial Services Group LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.943	09-07-29	7,035,443	7,035,443
Hotels, restaurants and leisure 3.8%
Bandon Fitness, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	11.476	07-27-28	2,605,113	2,605,113
Bandon Fitness, Inc., Revolver (3 month CME Term SOFR + 6.000%) (C)	11.483	07-27-28	524,934	524,934
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	11.480	07-27-28	6,730,512	6,730,512
Fresh Holdco, Inc., Term Loan (3 month CME Term SOFR + 5.250%)	10.726	01-26-26	2,886,935	2,865,283
Star Logistics & Hospitality Services LLC, Delayed Draw Term Loan (C)	—	06-18-29	3,794,643	3,718,750
Star Logistics & Hospitality Services LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	10.094	06-18-29	1,264,881	1,239,583
Star Logistics & Hospitality Services LLC, Term Loan A (3 month CME Term SOFR + 4.750%)	10.094	06-18-29	5,565,476	5,454,167
Leisure products 4.3%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	2,281,125
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products (continued)
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR + 5.250%)	10.335	06-18-27	15,152,025	$14,962,625
GSM Acquisition Corp., Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%)	10.458	11-16-26	886,927	886,927
GSM Acquisition Corp., Revolver (C)	—	11-16-26	825,949	825,949
GSM Acquisition Corp., Term Loan (1 month CME Term SOFR + 5.000%)	10.458	11-16-26	7,662,971	7,662,971
Consumer staples 5.5%				33,658,344
Consumer staples distribution and retail 4.0%
City Line Distributors, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.441	08-31-28	2,503,129	2,521,902
City Line Distributors, Revolver (C)	—	08-31-28	1,042,970	1,050,793
City Line Distributors, Term Loan (3 month CME Term SOFR + 6.000%)	11.416	08-31-28	6,210,889	6,257,470
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (C)	—	12-28-29	2,686,567	2,686,567
PAK Quality Foods Acquisition LLC, Revolver (C)	—	12-28-29	1,343,283	1,343,283
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME Term SOFR + 6.250%)	11.704	12-28-29	10,692,537	10,692,537
Household products 1.5%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (3 month CME Term SOFR + 5.500%)	10.985	11-09-27	2,568,091	2,458,947
Walnut Parent, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	10.985	11-09-27	6,941,875	6,646,845
Financials 3.8%				23,676,936
Capital markets 1.6%
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	11.004	10-03-29	4,271,482	4,271,482
Steward Partners Global Advisory LLC, Revolver (C)	—	10-03-27	1,428,571	1,428,571
Steward Partners Global Advisory LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.974	10-03-29	4,210,714	4,210,714
Insurance 2.2%
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.485	12-02-26	1,593,587	1,593,587
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	11.485	12-02-26	1,116,477	1,116,477
Simplicity Financial Marketing Holdings, Inc., 6th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	11.335	12-02-26	3,848,329	3,848,329
Simplicity Financial Marketing Holdings, Inc., 6th Amendment Revolver (C)	—	12-02-26	186,846	186,846
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.290%)	11.775	12-02-26	2,010,018	2,010,018
Simplicity Financial Marketing Holdings, Inc., Revolver (C)	—	12-02-26	460,903	460,903
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month CME Term SOFR + 6.290%)	11.775	12-02-26	4,550,009	4,550,009
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care 23.4%				144,005,840
Health care equipment and supplies 2.1%
Avante Health Solutions, Revolver (C)(D)	—	07-15-27	573,576	107,545
Avante Health Solutions, Term Loan (D)	—	07-15-27	3,767,261	706,361
CPC Cirtec Holdings, Inc., 2023 USD Term Loan (1 month CME Term SOFR + 6.250%)	11.594	01-30-29	12,343,750	12,343,750
Health care providers and services 21.3%
BrightView LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.458	12-14-26	696,000	673,380
BrightView LLC, Revolver (1 month CME Term SOFR + 6.000%) (C)	11.428	12-14-26	315,217	304,973
BrightView LLC, Term Loan (1 month CME Term SOFR + 6.000%)	11.458	12-14-26	5,224,393	5,054,600
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.694	11-24-29	4,883,417	4,871,208
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.708	11-24-29	3,853,818	3,844,184
Guided Practice Solutions Dental LLC, Term Loan (1 month CME Term SOFR + 6.250%)	11.708	11-24-29	6,071,539	6,056,360
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (C)	—	06-30-28	4,105,090	3,930,624
IMA Group Management Company LLC, 2023 Revolver (1 month CME Term SOFR + 6.750%) (C)	12.194	06-30-28	821,018	786,125
IMA Group Management Company LLC, 2023 Term Loan (3 month CME Term SOFR + 6.750%)	12.230	06-30-28	9,949,237	9,526,395
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%) (C)	11.458	02-28-29	2,776,736	2,735,085
In Vitro Sciences LLC, 2024 Revolver (C)	—	02-28-29	695,906	685,468
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term SOFR + 6.000%)	11.458	02-28-29	12,147,917	11,965,698
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	11.202	05-04-30	3,066,608	2,928,611
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 4.000% and 3 month CME Term SOFR + 6.750%)	12.284	12-23-27	1,673,077	1,597,788
Insignia Finance Merger Sub LLC, Term Loan (6 month CME Term SOFR + 6.750%)	12.314	12-23-27	5,479,036	5,232,479
MWD Management LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	10.435	06-15-27	3,940,000	3,940,000
MWD Management LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	10.435	06-15-27	1,000,000	1,000,000
MWD Management LLC, Term Loan (3 month CME Term SOFR + 5.000%)	10.435	06-15-27	4,912,500	4,912,500
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%)	11.183	11-16-28	2,540,205	2,565,607
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	776,923
OIS Management Services LLC, 2022 Term Loan (3 month CME Term SOFR + 5.750%)	11.185	11-16-28	6,583,333	6,649,167
Pediatric Home Respiratory Services LLC, 2022 Incremental Delayed Draw Term Loan (Prime rate + 5.250% and 3 month CME Term SOFR + 6.250%)	12.328	12-04-25	2,282,141	2,282,141
Pediatric Home Respiratory Services LLC, 2023 Term Loan (3 month CME Term SOFR + 6.250%)	11.782	12-04-25	4,073,586	4,073,586
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Pediatric Home Respiratory Services LLC, Delayed Draw Term Loan (Prime rate + 4.750% and 3 month CME Term SOFR + 5.750%)	11.597	12-04-25	2,650,861	$2,650,861
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	13.596	01-02-25	1,407,191	1,301,651
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month CME Term SOFR + 8.000%)	13.596	01-02-25	5,190,359	4,801,082
Refocus Management Services LLC, Delayed Draw Term Loan (C)	—	02-14-29	2,302,632	2,262,336
Refocus Management Services LLC, Revolver (C)	—	02-14-29	460,526	452,467
Refocus Management Services LLC, Term Loan (1 month CME Term SOFR + 6.000%)	11.430	02-14-29	5,971,875	5,867,367
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	10.835	01-27-26	9,868,531	9,794,517
The Smilist DSO LLC, 2024-1 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	11.342	04-04-29	3,070,175	3,039,474
The Smilist DSO LLC, 2024-2 Delayed Draw Term Loan (C)	—	04-04-29	2,456,140	2,431,579
The Smilist DSO LLC, Revolver (C)	—	04-04-29	614,035	607,895
The Smilist DSO LLC, Term Loan (3 month CME Term SOFR + 6.000%)	11.335	04-04-29	11,359,649	11,246,053
Industrials 51.6%				317,477,031
Building products 1.1%
Lockmasters Security Intermediate, Inc., Amendment No. 3 Term Loan (3 month CME Term SOFR + 6.000%)	11.346	09-01-27	4,819,572	4,771,377
Lockmasters Security Intermediate, Inc., Delayed Draw Term Loan (C)	—	09-01-27	1,756,547	1,738,982
Lockmasters Security Intermediate, Inc., Revolver (C)	—	09-01-27	411,789	407,671
Commercial services and supplies 18.4%
American Combustion Industries, Inc., Delayed Draw Term Loan A (C)	—	08-31-28	1,243,786	1,231,348
American Combustion Industries, Inc., Delayed Draw Term Loan B (C)	—	08-31-28	1,463,277	1,448,644
American Combustion Industries, Inc., Revolver (C)	—	08-31-28	548,729	543,242
American Combustion Industries, Inc., Term Loan (1 month CME Term SOFR + 5.000%)	10.344	08-31-28	3,619,208	3,583,016
BCTS Parent LLC, Delayed Draw Term Loan (C)	—	12-26-29	4,874,158	4,801,046
BCTS Parent LLC, Revolver (1 month CME Term SOFR + 5.250%) (C)	10.580	12-26-29	1,772,421	1,745,835
BCTS Parent LLC, Term Loan (3 month CME Term SOFR + 5.250%)	10.580	12-26-29	7,054,236	6,948,423
Beary Landscaping LLC, Delayed Draw Term Loan (C)	—	11-22-29	2,112,676	2,102,113
Beary Landscaping LLC, Revolver (Prime rate + 4.750%) (C)	13.250	11-22-29	2,112,676	2,102,113
Beary Landscaping LLC, Term Loan (3 month CME Term SOFR + 5.750%)	11.077	11-22-29	10,720,775	10,667,171
Diverzify Intermediate LLC, 2024 9th Amendment Delayed Draw Term Loan (C)	—	05-11-27	6,000,000	5,925,000
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Diverzify Intermediate LLC, 2024 9th Amendment Term Loan (1 month CME Term SOFR + 5.750%)	11.192	05-11-27	11,500,000	$11,356,250
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	10.914	06-30-27	2,537,655	2,537,655
MC Group Ventures Corp., 2021 Revolver (Prime rate + 4.500%) (C)	13.000	06-30-27	940,073	940,073
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	10.914	06-30-27	4,018,571	4,018,571
MC Group Ventures Corp., 2024 Incremental Delayed Draw Term Loan (C)	—	06-30-27	2,111,079	2,111,079
MC Group Ventures Corp., 2024 Incremental Term Loan (3 month CME Term SOFR + 5.250%)	10.625	06-30-27	2,251,817	2,251,817
Orion Group Holdco LLC, 2022 1st Amendment Term Loan (3 month CME Term SOFR + 6.500%)	12.096	03-19-27	506,917	501,848
Orion Group Holdco LLC, 2022 First A&R Amendment Incremental DDTL (3 month CME Term SOFR + 6.500%)	12.096	03-19-27	2,272,818	2,250,090
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.596	03-19-27	3,268,877	3,195,328
Orion Group HoldCo LLC, Revolver (C)	—	03-19-27	671,296	656,192
Orion Group HoldCo LLC, Term Loan (3 month CME Term SOFR + 6.000%)	11.596	03-19-27	3,141,667	3,070,979
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw Term Loan B (3 month CME Term SOFR + 6.250%) (C)	11.730	01-23-28	1,257,363	1,238,503
Renovation Systems LLC, 2024 2nd Amendment Revolver (Prime rate + 5.250% and 1 month CME Term SOFR + 6.250%) (C)	13.236	01-23-28	626,313	616,918
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 6.250%)	11.735	01-23-28	9,646,361	9,501,666
Security Services Acquisition Sub Corp., 2023 7th Amendment DDTL (1 month CME Term SOFR + 6.000%)	11.429	09-30-27	1,083,264	1,072,432
Security Services Acquisition Sub Corp., 2023 Eighth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.429	09-30-27	7,107,143	7,036,071
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A (1 month CME Term SOFR + 6.000%)	11.194	09-30-27	3,196,000	3,164,040
Security Services Acquisition Sub Corp., 2024 12th Amendment Term Loan A (3 month CME Term SOFR + 5.750%)	11.095	09-30-27	4,192,900	4,150,971
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	11.184	09-07-28	2,475,000	2,450,250
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,444,853
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.938	09-07-28	8,380,147	8,233,494
Professional services 10.4%
BlueHalo Financing Holdings LLC, Revolver (Prime rate + 3.750% and 3 month CME Term SOFR + 4.750%) (C)	10.953	10-31-25	1,403,226	1,389,194
BlueHalo Financing Holdings LLC, Term Loan A (3 month CME Term SOFR + 4.750%)	10.087	10-31-25	9,292,855	9,199,926
Gannet Fleming, Inc., Revolver (C)	—	12-20-28	1,363,636	1,390,909
Gannet Fleming, Inc., Term Loan (3 month CME Term SOFR + 6.250%)	11.685	12-16-29	8,506,818	8,676,955
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 6.500%) (C)	11.690	03-30-29	1,764,234	$1,764,234
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	711,238	711,238
Health Management Associates, Inc., 2023 Term Loan A (3 month CME Term SOFR + 6.250%)	11.696	03-30-29	9,742,345	9,742,345
LAC Intermediate LLC, 2022 Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 6.250%)	11.731	02-28-27	987,500	987,500
LAC Intermediate LLC, 2022 Revolver (3 month CME Term SOFR + 6.250%) (C)	11.725	02-28-27	500,000	500,000
LAC Intermediate LLC, 2022 Term Loan (3 month CME Term SOFR + 6.250%)	11.727	02-28-27	10,835,765	10,835,765
Management Consulting & Research LLC, 2022 1st Amendment Delayed Draw Term Loan (6 month CME Term SOFR + 5.750%)	11.164	10-29-27	2,723,555	2,723,555
Management Consulting & Research LLC, Revolver (C)	—	08-16-27	909,498	909,498
Management Consulting & Research LLC, Term Loan (3 month CME Term SOFR + 5.750%)	11.164	08-16-27	6,181,989	6,181,989
WeLocalize, Inc., 2019 Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	10.685	06-23-26	1,070,375	1,054,319
WeLocalize, Inc., 2021 Revolver (Prime rate + 3.750%, Prime rate + 4.250% and 1 month CME Term SOFR + 5.250%) (C)	11.822	06-23-26	878,327	865,152
WeLocalize, Inc., 2021 Term Loan A (3 month CME Term SOFR + 4.750%)	10.685	06-23-26	4,217,236	4,153,978
WeLocalize, Inc., Incremental Term Loan (3 month CME Term SOFR + 4.750%)	10.685	06-23-26	3,209,061	3,160,925
Trading companies and distributors 21.7%
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	10.481	08-27-29	5,987,893	5,987,893
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,000,000	2,000,000
Crane Engineering Sales LLC, Term Loan (6 month CME Term SOFR + 5.250%)	10.514	08-27-29	6,947,500	6,947,500
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (3 month CME Term SOFR + 5.750%)	11.247	11-02-26	9,825,000	9,554,813
Krayden Holdings, Inc., Delayed Draw Term Loan A (C)	—	03-01-29	1,484,375	1,484,375
Krayden Holdings, Inc., Delayed Draw Term Loan B (C)	—	03-01-29	1,484,375	1,484,375
Krayden Holdings, Inc., Revolver (C)	—	03-01-29	1,562,500	1,562,500
Krayden Holdings, Inc., Term Loan A (3 month CME Term SOFR + 6.000%)	11.435	03-01-29	7,869,141	7,869,141
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	10.975	08-31-28	5,223,628	5,197,510
M&D Midco, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	10.986	08-31-28	2,276,135	2,264,755
M&D Midco, Inc., Revolver (3 month CME Term SOFR + 5.500%) (C)	10.956	08-31-28	1,146,789	1,141,055
M&D Midco, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	10.997	08-31-28	6,444,839	6,412,615
PVI Holdings, Inc., Term Loan (3 month CME Term SOFR + 6.494%)	11.821	09-30-27	9,825,000	9,825,000
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	11.094	12-24-29	1,451,613	1,447,984
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
SBP Holding LP, 2023 Revolver (1 month CME Term SOFR + 5.750%) (C)	11.094	12-24-29	1,451,613	$1,447,984
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR + 5.750%)	11.094	12-24-29	12,096,774	12,066,532
SurfacePrep Buyer LLC, Delayed Draw Term Loan (C)	—	02-04-30	1,986,301	1,966,438
SurfacePrep Buyer LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	10.343	02-04-30	1,986,301	1,966,438
SurfacePrep Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	10.328	02-04-30	10,527,397	10,422,123
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.392	12-31-26	1,435,914	1,364,118
Tilley Chemical Company, Inc., Revolver (C)	—	12-31-26	1,433,761	1,362,073
Tilley Chemical Company, Inc., Term Loan A (3 month CME Term SOFR + 5.500%)	11.485	12-31-26	6,387,091	6,067,736
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%) (C)	11.085	10-03-28	5,543,291	5,543,291
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%)	11.085	09-30-24	1,545,031	1,545,031
WWEC Holdings III Corp., Revolver (C)	—	10-03-27	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR + 5.750%)	11.085	10-03-29	7,078,882	7,078,882
Xenon Arc, Inc., 2024-1 Term Loan (3 month CME Term SOFR + 6.000%)	11.426	12-20-28	17,500,000	17,237,499
Information technology 7.5%				46,195,869
IT services 3.5%
AIDC IntermediateCo LLC, Term Loan (3 month CME Term SOFR + 6.250%)	11.723	07-22-27	9,850,000	9,850,000
Jetson Buyer, Inc., Revolver (C)	—	04-09-30	720,941	713,731
Jetson Buyer, Inc., Term Loan (1 month CME Term SOFR + 5.500%)	10.844	04-09-30	4,253,549	4,211,014
Nxgen Buyer, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.197	10-31-25	2,193,750	2,182,781
Nxgen Buyer, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	9.947	10-31-25	4,811,083	4,762,972
Software 4.0%
Alta Buyer LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 6.000%)	11.485	12-21-27	9,825,000	9,825,000
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	897,364
Andretti Buyer LLC, Term Loan (3 month CME Term SOFR + 4.750%)	10.185	06-30-26	3,948,402	3,948,402
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	12.250	03-10-28	1,315,789	1,315,789
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR + 4.750%)	10.235	03-10-28	8,488,816	8,488,816
Materials 6.6%				40,882,465
Chemicals 4.4%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	10.085	03-03-30	4,161,458	4,078,229
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Chemtron Supply LLC, Revolver (C)	—	03-03-28	2,078,125	$2,036,563
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR + 4.750%)	10.085	03-03-30	6,167,448	6,044,099
Chroma Color Corp., Delayed Draw Term Loan (C)	—	04-23-29	2,083,333	2,083,333
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	833,333
Chroma Color Corp., Term Loan (3 month CME Term SOFR + 6.000%)	11.326	04-23-29	9,487,500	9,487,500
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	462,609
Polymer Solutions Group LLC, 2019 Term Loan (6 month CME Term SOFR + 4.250%)	9.526	11-26-26	1,845,411	1,840,797
Containers and packaging 0.7%
Comar Holding Company LLC, 2018 Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.094	06-18-26	1,770,191	1,588,747
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.094	06-18-26	752,611	675,468
Comar Holding Company LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.094	06-18-26	217,765	195,444
Comar Holding Company LLC, First Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.094	06-18-26	408,360	366,503
Comar Holding Company LLC, First Amendment Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.094	06-18-26	1,613,988	1,448,555
Comar Holding Company LLC, Revolver (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.094	06-18-26	286,707	257,319
Paper and forest products 1.5%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month CME Term SOFR + 6.350%)	11.694	11-30-29	9,460,315	9,483,966

	Yield (%)	Shares	Value

Short-term investments 3.8%			$23,534,886
(Cost $23,534,886)
Short-term funds 3.8%			23,534,886
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2397(E)	23,534,886	23,534,886

Total investments (Cost $734,425,027) 119.3%	$734,752,685
Less unfunded loan commitments (17.9%)	(110,131,485)
Net investments (Cost $624,293,542) 101.4%	$624,621,200
Other assets and liabilities, net (1.4%)	(8,864,227)
Total net assets 100.0%	$615,756,973

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-24 (unaudited)

Security Abbreviations and Legend
CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Note 2 for more information.
(D)	Non-income producing - Issuer is in default.
(E)	The rate shown is the annualized seven-day yield as of 6-30-24.
At 6-30-24, the aggregate cost of investments for federal income tax purposes was $624,293,542. Net unrealized appreciation aggregated to $327,658, of which $6,791,469 related to gross unrealized appreciation and $6,463,811 related to gross unrealized depreciation.
The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Senior Loan Trust
Statement of assets and liabilities 6-30-24(unaudited)

Assets
Unaffiliated investments, at value (Cost $624,293,542)	$624,621,200
Cash	4,086,362
Interest receivable	5,634,131
Receivable for investments sold	82,650
Other assets	18,685
Total assets	634,443,028
Liabilities
Distributions payable	15,779,780
Payable for investments purchased	69,572
Payable to affiliates
Investment management fees	828,607
Performance fees	1,691,681
Accounting and legal services fees	55,463
Other liabilities and accrued expenses	260,952
Total liabilities	18,686,055
Net assets	$615,756,973
Net assets consist of
Paid-in capital	$612,684,421
Total distributable earnings	3,072,552
Net assets	$615,756,973
Net asset value per share
Based on 37,921,223 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$16.24
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statement of operations for the six months ended 6-30-24 (unaudited)

Investment income
Interest	$34,050,252
Expenses
Investment management fees	1,569,166
Performance fees	3,360,911
Accounting and legal services fees	105,975
Transfer agent fees	19,044
Trustees' fees	48,908
Custodian fees	139,182
Professional fees	186,294
Other	79,746
Total expenses	5,509,226
Net investment income	28,541,026
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	301,591
301,591
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,405,581
1,405,581
Net realized and unrealized gain	1,707,172
Increase in net assets from operations	$30,248,198
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statements of changes in net assets

	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$28,541,026	$45,114,627
Net realized gain	301,591	1,699,256
Change in net unrealized appreciation (depreciation)	1,405,581	3,261,152
Increase in net assets resulting from operations	30,248,198	50,075,035
Distributions to shareholders
From net investment income and net realized gain	(25,660,471)	(45,822,101)
Total distributions	(25,660,471)	(45,822,101)
Fund share transactions
Fund shares issued	105,000,000	85,000,000
Total increase	109,587,727	89,252,934
Net assets
Beginning of period	506,169,246	416,916,312
End of period	$615,756,973	$506,169,246
Share activity
Shares outstanding
Beginning of period	31,485,246	26,205,332
Shares issued	6,435,977	5,279,914
End of period	37,921,223	31,485,246
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statement of cash flows for the six months ended 6-30-24 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$30,248,198
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(175,192,738)
Long-term investments sold	35,174,694
Net purchases and sales in short-term investments	16,425,130
Net amortization of premium (discount)	(787,935)
(Increase) Decrease in assets:
Interest receivable	(2,272,768)
Receivable for investments sold	(32,562)
Other assets	(18,685)
Increase (Decrease) in liabilities:
Payable for investments purchased	(181,880)
Payable to affiliates	350,409
Other liabilities and accrued expenses	(95,143)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	(1,405,581)
Net realized (gain) loss on:
Unaffiliated investments	(301,591)
Net cash used in operating activities	$(98,090,452)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(25,950,199)
Increase (Decrease) in due to custodian	(1,872,987)
Fund shares issued	130,000,000
Net cash flows provided by financing activities	$102,176,814
Net increase in cash	$4,086,362
Cash at beginning of period	$—
Cash at end of period	$4,086,362
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Financial highlights

Period ended	6-30-24[1]	12-31-23	12-31-22	12-31-21	12-31-20[2]
Per share operating performance
Net asset value, beginning of period	$16.08	$15.91	$16.17	$20.18	$20.00
Net investment income[3]	0.81	1.55	1.09	0.79	0.06
Net realized and unrealized gain (loss) on investments	0.05	0.18	(0.48)	0.13	0.22
Total from investment operations	0.86	1.73	0.61	0.92	0.28
Less distributions
From net investment income	(0.70)	(1.52)	(0.86)	(1.15)	(0.10)
From net realized gain	—	(0.04)	(0.01)	(0.04)	—
From tax return of capital	—	—	—	(3.74)	—
Total distributions	(0.70)	(1.56)	(0.87)	(4.93)	(0.10)
Net asset value, end of period	$16.24	$16.08	$15.91	$16.17	$20.18
Total return (%)	5.43[4]	11.18	3.97	5.15	1.40[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$616	$506	$417	$219	$190
Ratios (as a percentage of average net assets):
Expenses	1.93[5,6]	2.00[6]	1.34[6]	1.54[6]	1.69[6,7]
Net investment income	10.00[5]	9.55	6.83	4.32	3.44[7]
Portfolio turnover (%)	6	31	23	37	6

[1]	Six months ended 6-30-24. Unaudited.
[2]	Period from 11-3-20 (commencement of operations) to 12-31-20.
[3]	Based on average daily shares outstanding.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes performance fees expense of 1.18% (annualized), 1.18%, 0.45%, 0.50% and 0.10% (unannualized) for the periods ended 6-30-24, 12-31-23, 12-31-22, 12-31-21 and 12-31-20, respectively.
[7]	Annualized. Certain expenses are presented unannualized.
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

1. Organization
John Hancock GA Senior Loan Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company. The investment objective of the fund is to generate current income.
The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.
2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which  observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2024 by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$601,086,314	—	—	$601,086,314
Short-term investments	23,534,886	$23,534,886	—	—
Total investments in securities	$624,621,200	$23,534,886	—	$601,086,314
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-23	$458,573,163
Purchases	175,192,738
Sales	(35,174,694)
Realized gain (loss)	301,591
Net amortization of (premium) discount	787,935
Change in unrealized appreciation (depreciation)	1,405,581
Balance as of 6-30-24	$601,086,314
Change in unrealized appreciation (depreciation) at period end[1]	$1,232,262

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

	Fair Value at 6-30-24	Valuation technique	Significant unobservable inputs	Input/Range	Input Weighted Average*
Senior Loans	$591,586,631	Discounted cash flow	Discount rate	7.85% - 18.75%	11.06%
	$9,029,922	Recent transaction	Transaction price	$98	$98
	$469,761	Liquidation value	Debt coverage Liquidation value Market discount	15.7% $15mm 20%	15.7% $15mm 20%
Total	$601,086,314
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Debt coverage	Increase	Decrease
Discount rate/Market discount	Decrease	Increase
Liquidation value	Increase	Decrease
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties, subject to customary exceptions, including a pledge of the equity of the borrower and its subsidiaries.
The fund may be subject to greater levels of credit risk, call (or prepayment) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
The fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender. Unfunded loan commitments are marked to market in accordance with the fund’s valuation policies. Any related unrealized appreciation (depreciation) on unfunded commitments is included in unaffiliated investments, at value in the Statement of assets and liabilities and change in net unrealized appreciation (depreciation) in the Statement of operations. As of June 30, 2024, the fund had the following unfunded commitments outstanding.
Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	$496
American Combustion Industries, Inc.	$2,707,063	548,729	5,082
Andretti Buyer LLC	—	897,364	1,744
Avante Health Solutions	—	344,146	(276,975)
Bandon Fitness, Inc.	836,817	207,874	6,739
BCTS Parent LLC	4,874,158	1,417,937	(23,014)
Beary Landscaping LLC	2,112,676	1,985,915	35,064
BlueHalo Financing Holdings LLC	—	715,370	(3,339)
BrightView LLC	—	78,804	(2,167)
Capital Construction LLC	—	824,176	9,943
Chemtron Supply LLC	—	2,078,125	4,581
Chroma Color Corp.	2,083,333	833,333	53,789
City Line Distributors	—	1,042,970	30,522
Crane Engineering Sales LLC	1,157,000	2,000,000	44,449
Diverzify Intermediate LLC	6,000,000	—	35,897
Gannet Fleming, Inc.	—	1,363,636	52,964
GSM Acquisition Corp.	—	825,949	4,991

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Health Management Associates, Inc.	889,047	711,238	39,547
IMA Group Management Company LLC	4,105,090	328,407	(90,211)
In Vitro Sciences LLC	27,836	695,906	(969)
Jetson Buyer, Inc.	—	720,941	(261)
Krayden Holdings, Inc.	2,968,750	1,562,500	106,701
LAC Intermediate LLC	—	266,667	3,328
Leap Service Partners LLC	4,014,706	1,549,536	30,855
Lockmasters Security Intermediate, Inc.	1,756,547	411,789	1,332
M&D Midco, Inc.	4,607,735	871,560	29,643
Management Consulting & Research LLC	—	909,498	7,429
MC Group Ventures Corp.	2,521,481	805,777	23,418
MWD Management LLC	—	266,667	3,183
OIS Management Services LLC	—	769,231	21,819
Orion Group HoldCo LLC	—	671,296	(8,940)
Paint Intermediate III LLC	—	445,946	9,489
PAK Quality Foods Acquisition LLC	2,686,567	1,343,283	54,133
Perennial Services Group LLC	—	1,265,823	16,502
Polymer Solutions Group LLC	—	463,768	6,100
Refocus Management Services LLC	2,302,632	460,526	15,654
Renovation Systems LLC	629,468	125,263	2,059
SBP Holding LP	—	1,342,742	21,805
Simplicity Financial Marketing Holdings, Inc.	3,465,228	647,749	35,015
Star Logistics & Hospitality Services LLC	3,794,643	1,138,393	(38,336)
Steward Partners Global Advisory LLC	1,864,286	1,428,571	37,209
SurfacePrep Buyer LLC	1,986,301	1,738,014	14,056
The Smilist DSO LLC	2,830,701	614,035	4,275
Tilley Chemical Company, Inc.	—	1,433,761	(63,745)
Trimech Acquisition Corp.	—	526,316	5,142
WeLocalize, Inc.	—	585,552	2,123
WWEC Holdings II Corp.	4,696,922	2,166,827	94,742
XpressMyself.com LLC	—	1,470,588	(15,407)
Total	$64,918,987	$45,212,498	$348,456
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The fund has entered into a revolving promissory note agreement with John Hancock Funding Company, LLC (JH Funding) and a Line of Credit agreement with John Hancock Life Insurance Company (JHUSA). The aggregate outstanding borrowings under the agreements with both JHUSA and JH Funding for the fund will not exceed $250 million. Any borrowings will be first drawn from JHUSA up to $50 million, subject to certain conditions as specified in the agreement; otherwise, the borrowings will be drawn from JH Funding. There were no upfront fees or commitment fees paid by the fund in connection with these line of credit agreements. The borrowings under these agreements are designed to be short-term to satisfy intermittent delayed draws and will not be used to originate new loans or for investment leverage.
Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends at least quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2023.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

3. Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
4. Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Investment Management Distributors, LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor is an indirect wholly-owned subsidiary of Manulife Financial Corporation (MFC), and the Distributor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of MFC.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.55% of the fund's average net assets.
Performance fee. The fund has an agreement with the Advisor under which the fund pays a performance fee at annual rate of 10% of the fund’s net profits, if any, over the high water mark (as defined below) provided that the performance fee shall be due only if (and, to the extent necessary, shall be reduced by an amount so that), after deducting such performance fee the fund’s net profits as of the end of the applicable quarter will at least equal a defined preferred return (as defined below). For the purposes of calculating the performance fee, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of fund expenses, including the management fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No performance fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative loss”) have been recovered by the fund, which is referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of performance fees will be reduced in the event of withdrawals by shareholders. The Advisor is under no obligation to repay any performance fees previously paid by the fund. Thus, the payment of performance fee for a fiscal quarter will not be reversed by the subsequent decline of the fund’s net asset value in any subsequent fiscal quarter.
The preferred return as of the end of the applicable fiscal quarter is an amount equal to (a) 1.25% (the “preferred return rate”) multiplied by (b) the fund’s net asset value as of the beginning of the fiscal quarter, adjusted to reflect additions to the fund’s net asset value resulting from new share purchases during the fiscal quarter and reductions to the fund resulting from withdrawals by, or distributions to, shareholders during the fiscal quarter (the “preferred return base”). The performance fee will not be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters have been recovered by the fund. The performance fee is accrued monthly and paid quarterly.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2024 amounted to an annual rate of 0.04% of the fund’s average net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-24 (unaudited)

Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates.  The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2024, commitments entered into by the fund pursuant to the exemptive order amounted to $171,311,251, including unfunded commitments of $45,428,869.
5. Fund share transactions
Affiliates of the fund owned 100% of shares of the fund on June 30, 2024.
6. Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $175,192,738 and $35,174,694, respectively, for the six months ended June 30, 2024.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Recent Changes
The following information in this shareholder report is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased shares of the fund.
Changes to Principal Investment Strategies Approved by the Board
On April 24, 2024, the Board of Trustees approved changes to the fund's principal investment strategies. In this regard, the fund's principal investment strategy disclosure has been revised to permit the fund to invest in equity co-investments or “equity tags,” which is desirable because the fund will have a larger investment universe and an additional potential source of incremental yield.
Investment Objective
The fund’s investment objective is to generate current income.
Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund may also make investments and acquire securities in connection with senior loans, including equity co-investments. Equity co-investments in which the fund may invest are typically small investments in a direct or indirect parent company of the borrower. Senior loans do not include commercial mortgage loans (including subordinated real estate mezzanine financing). The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions.
The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties (subject to customary exceptions), including a pledge of the equity of the borrower and its subsidiaries.  While real property is not a primary source of collateral, occasionally mortgages are part of the collateral package if the borrower owns particularly valuable real property. The fund may also invest in subordinated debt obligations to the extent permitted by the fund’s investment restrictions.
The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The Advisor does not intend to cause the fund to borrow money or leverage its investments for the purpose of funding investments, other than in instances of short-term liquidity needs, and paying fund expenses.
Principal Risks
An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Delayed funding loans and revolving credit facilities risk. Delayed funding loans and revolving credit facilities may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial Institutions could suffer losses as interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund's value may decline as a result of this exposure to these securities.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal repurchase requests. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Senior loans risk. Senior loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. Senior loans may have extended trade settlement periods which may result in cash not being immediately available. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan.
Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

John Hancock GA Senior Loan Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENTINVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Item is not applicable at this time.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time.

(b)Item is not applicable at this time.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “Nominating and Governance Committee Charter.”

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate in securities lending activities.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Item is not applicable at this time.

ITEM 19. EXHIBITS.

(a)(1) Item is not applicable at this time.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached " Nominating and Governance Committee Charter.".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Senior Loan Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President
Date:	August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
-------------------------------
Ian Roke
President
Date:	August 28, 2024
By:	/s/ Heidi Knapp
-------------------------------
Heidi Knapp
Treasurer and Chief Financial Officer
Date:	August 28, 2024